Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Book Value of the Monetary Assets and Monetary Liabilities Denominated in Foreign Currency	The book value of the monetary assets and monetary liabilities denominated in foreign currency at the end of the reporting period are as follows (includes foreign subsidiaries):
	December 31,
	2025		2024

Short - term assets		$32,284,966		$34,445,748
Short - term liabilities		3,435,207		9,986,432

Net monetary asset position in foreign currency		$28,849,759		$24,459,316

Equivalent in U.S. Dollars (thousands)	USD	$1,606,978	USD	$1,192,538

Schedule of Lines of Credit are Obtained by the Company and One Part of them has been Used for Some of the Subsidiaries	These lines of credit are obtained by the Company and one part of them has been used for some of the subsidiaries of Industrias CH, S.A.B. de C.V.:
	(In thousands of US dollars)
	December 31,
	2025	2024

Bank loans credit lines	$300,000	$300,000
Draw balances	(191,696)	(216,927)
Undrawn balances	$108,304	$83,073